Portfolio of Investments
Variable Portfolio – U.S. Flexible Moderate Growth Fund, March 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 40.4%
	Shares	Value ($)
U.S. Large Cap 40.4%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	1,635,722	76,666,288
Columbia Variable Portfolio - Large Cap Index Fund, Class 1 Shares(a),(b)	7,355,178	153,134,804
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	3,671,791	72,407,716
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	2,461,045	81,854,357
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	2,548,738	81,432,187
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	3,863,242	72,126,733
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares(a),(b)	7,992,454	152,895,647
Total		690,517,732
Total Equity Funds (Cost $690,452,146)		690,517,732

Exchange-Traded Fixed Income Funds 9.6%

Investment Grade 9.6%
iShares Core U.S. Aggregate Bond ETF	206,400	23,812,368
iShares iBoxx $ Investment Grade Corporate Bond ETF	631,363	77,979,644
Vanguard Intermediate-Term Corporate Bond ETF	720,000	62,704,800
Total		164,496,812
Total Exchange-Traded Fixed Income Funds (Cost $168,058,286)		164,496,812

Fixed Income Funds 28.0%

High Yield 1.5%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	3,760,962	25,273,662
Investment Grade 26.5%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	8,943,900	93,374,315
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	2,902,070	27,250,438
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	2,018,303	23,694,875
Fixed Income Funds (continued)
	Shares	Value ($)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	2,654,687	28,272,420
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	8,389,206	91,694,018
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	8,090,938	90,942,147
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	1,254,375	13,108,224
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	7,393,862	84,142,145
Total		452,478,582
Total Fixed Income Funds (Cost $465,028,567)		477,752,244

Residential Mortgage-Backed Securities - Agency 18.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
04/20/2035	2.500%	106,920,000	110,885,646
04/20/2035- 04/15/2050	3.000%	201,590,000	211,166,312
Total Residential Mortgage-Backed Securities - Agency (Cost $320,438,398)			322,051,958

Options Purchased Puts 0.9%
Value ($)
(Cost $20,419,423)	15,049,500

Money Market Funds 18.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.787%(a),(d)	316,847,229	316,688,806
Total Money Market Funds (Cost $316,798,773)		316,688,806
Total Investments in Securities (Cost: $1,981,195,593)		1,986,557,052
Other Assets & Liabilities, Net		(276,317,563)
Net Assets		1,710,239,489
At March 31, 2020, securities and/or cash totaling $41,872,325 were pledged as collateral.
Variable Portfolio – U.S. Flexible Moderate Growth Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Variable Portfolio – U.S. Flexible Moderate Growth Fund, March 31, 2020 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index	10	06/2020	USD	6,424,250	—	(396,285)
S&P 500 Index E-mini	713	06/2020	USD	91,609,805	4,029,225	—
U.S. Long Bond	615	06/2020	USD	110,123,438	2,231,720	—
U.S. Treasury 10-Year Note	784	06/2020	USD	108,731,000	2,099,337	—
U.S. Treasury 2-Year Note	430	06/2020	USD	94,764,609	796,207	—
U.S. Treasury 5-Year Note	923	06/2020	USD	115,706,703	2,066,016	—
U.S. Ultra Treasury Bond	148	06/2020	USD	32,837,500	1,434,274	—
Total					12,656,779	(396,285)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	(2,353)	06/2020	USD	(302,325,205)	—	(12,232,840)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	JPMorgan	USD	142,152,450	550	2,000.00	12/17/2021	12,655,240	8,934,750
S&P 500 Index	JPMorgan	USD	80,122,290	310	2,100.00	12/17/2021	7,764,183	6,114,750
Total							20,419,423	15,049,500

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 34	Morgan Stanley	06/20/2025	1.000	Quarterly	1.151	USD	80,000,000	(110,522)	—	—	—	(110,522)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 0.787%
	379,099,721	256,043,672	(318,296,164)	316,847,229	—	(3,457)	(106,579)	1,427,249	316,688,806
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	1,561,908	73,814	—	1,635,722	—	—	(18,496,096)	—	76,666,288
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	3,627,070	179,732	(45,840)	3,760,962	—	(29,134)	(3,442,661)	—	25,273,662
2	Variable Portfolio – U.S. Flexible Moderate Growth Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – U.S. Flexible Moderate Growth Fund, March 31, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	8,870,136	365,871	(292,107)	8,943,900	—	29,532	(1,967,046)	—	93,374,315
Columbia Variable Portfolio - Large Cap Index Fund, Class 1 Shares
	7,091,732	263,446	—	7,355,178	—	—	(36,312,900)	—	153,134,804
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	2,850,633	135,130	(83,693)	2,902,070	—	(5,131)	(1,074,917)	—	27,250,438
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	2,061,068	40,426	(83,191)	2,018,303	—	65,886	1,515,284	—	23,694,875
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	3,336,192	335,599	—	3,671,791	—	—	(27,541,244)	—	72,407,716
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	2,619,143	124,599	(89,055)	2,654,687	—	12,801	80,135	—	28,272,420
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	8,325,770	334,186	(270,750)	8,389,206	—	(24,120)	(622,826)	—	91,694,018
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	2,448,140	12,984	(79)	2,461,045	—	(562)	(10,509,203)	—	81,854,357
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	2,564,421	6,333	(22,016)	2,548,738	—	17,491	(9,169,970)	—	81,432,187
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	3,495,059	368,183	—	3,863,242	—	—	(27,588,504)	—	72,126,733
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	8,040,228	322,570	(271,860)	8,090,938	—	41,351	1,859,712	—	90,942,147
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares
	1,232,523	62,512	(40,660)	1,254,375	—	4,700	212,830	—	13,108,224
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	7,356,101	291,644	(253,883)	7,393,862	—	49,870	1,699,558	—	84,142,145
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares
	7,679,331	313,123	—	7,992,454	—	—	(36,650,565)	—	152,895,647
Total					—	159,227	(168,114,992)	1,427,249	1,484,958,782

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2020.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – U.S. Flexible Moderate Growth Fund | Quarterly Report 2020	3